Amounts Receivable (Tables)	12 Months Ended
Mar. 31, 2018
Trade And Other Current Receivables [Abstract]
Summary of Amounts Receivable

Amounts receivable was comprised of:

	March 31,	March 31,
	2018	2017

Accounts receivable	$5,863	$2,794
Commodity tax receivable	15,262	2,769
Interest receivable	300	252

Total amounts receivable	$21,425	$5,815